RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the years ended December 31, 2024, 2023 and 2022 is set out below:

	December 31, 2024	December 31, 2023	December 31, 2022
Salary (cost of sales and services)	$284,694	$258,281	$200,747
Salary (general and administrative expenses)	1,727,498	970,487	376,237
Share based payments	3,031,491	343,253	153,909
Salary (Intangible asset – software)	-	137,374	553,326
Consulting (research and development)	123,289	83,699	-
Consulting (Capital work in progress)	-	-	75,274
Consulting (Professional fees)	163,968	81,616	143,500
	$5,330,940	$1,874,710	$1,502,993

As of December 31, 2024 and 2023, $1,025 and $843, respectively, was owed from shareholders of the Company. Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at December 31, 2024 and 2023, $233,691 and $450,048, respectively, was owed to directors of the Company. Amounts due are owed for consulting and director fees and were recorded in accounts payable are non-interest bearing and unsecured.